Balances and Transactions with Related Parties and Affiliated Companies (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Summary of Balances and Transactions with Related Parties and Affiliated Companies
The consolidated statements of financial position and consolidated income statements include the following balances and transactions with related parties and affiliated companies:

	December 31, 2024		December 31, 2023
Balances
Due from The Coca-Cola Company (see Note 7) (1) (5)	Ps.	491	Ps.	378
Balance with BBVA Bancomer, S.A. de C.V. (2)		3,576		5,233
Balance with Grupo Scotiabank Inverlat, S.A. (2)		2,209		3,897
Other receivables (1)		76		93
Due to The Coca-Cola Company (4) (5)	Ps.	784	Ps.	1,196
Due to BBVA Bancomer, S.A. de C.V. (3)		1,566		1,651
Due to Grupo Financiero Scotiabank Inverlat, S.A. (4)		30		124
Other payables (4)		1,225		1,845

(1)Presented within trade receivables.
(2)Presented within cash and cash equivalents.
(3)Recorded within bank loans and notes payable.
(4)Recorded within trade payables.
(5)Non-controlling interest.

Summary of Transaction with Related Parties
Balances due from related parties are considered to be recoverable. Accordingly, for the years ended December 31, 2024, 2023 and 2022, there was no expense resulting from uncollectible balances due from related parties.

Transactions	2024		2023		2022
Income:
Services to Heineken Group (5)	Ps.	—	Ps.	—	Ps.	3,796
Logistic services to Jugos del Valle (1)		566		601		552
Interest revenues from BBVA Bancomer, S.A. de C.V. (3)		2,732		3,346		2,297
Interest revenues from Grupo Financiero Scotiabank Inverlat, S.A. (3)		454		413		455
Other revenues from related parties		273		1,671		963
Expenses:
Purchase of concentrate from The Coca-Cola Company (2)	Ps.	54,502	Ps.	46,461	Ps.	43,717
Purchases of beer from Heineken Group (5)		—		—		16,006
Purchase of baked goods and snacks from Grupo Bimbo, S.A.B. de C.V. (3)		7,249		7,264		6,101
Advertisement expense paid to The Coca-Cola Company (2) (4)		948		869		545
Purchase of juices from Jugos del Valle, S.A.P.I. de C.V. (1)		7,080		5,301		4,990
Purchase of sugar from Promotora Industrial Azucarera, S.A. de C.V. (1)		2,718		2,841		2,841
Interest expense and fees paid to BBVA Bancomer, S.A. de C.V. (3)		206		215		472
Purchase of sugar from Beta San Miguel (1)		722		917		724
Purchases of inventories from Fountain Agua Mineral Ltda		1,143		638		—
Purchase of canned products from IEQSA (1)		989		843		577
Purchases from Sigma Alimentos (3)		2,373		2,466		—
Purchase of inventories from Leao Alimentos e Bebidas, L.T.D.A. (1)		112		181		215
Purchases of material from Ecolab, Inc (3)		—		—		99
Advertising paid to Grupo Televisa, S.A.B. (3)		—		196		123
Insurance premiums for policies with Grupo Nacional Provincial, S.A.B. (3)		—		—		10
Donations to Fundaciones FEMSA (3)		344		309		232
Donations to Difusión y Fomento Cultural, A.C.		125		123		20
Donations to ITESM (3)		241		237		371
Purchases of resine to IMER (1)		356		458		504
Other expenses with related parties		88		225		57

(1)Associates.
(2)Non-controlling interest.
(3)Members of the board of directors in FEMSA participate in the board of directors of this entity, management.believes that due to this fact and the level of transactions with the entity, the disclosure provides relevant information to users.
(4)Net of the contributions from The Coca-Cola Company of Ps. 2,012, Ps. 2,450 and Ps. 1,170, for the years ended in 2024, 2023 and 2022, respectively.
(5)As a result of the Heineken share offering during 2023, Heineken is no longer considered a related party.

Schedule of Key Management Remuneration
The aggregate compensation paid to executive officers and senior management were as follows:

	2024		2023		2022
Short-term employee benefits paid	Ps.	1,914	Ps.	3,742	Ps.	2,381
Postemployment benefits		71		54		53
Termination benefits		117		935		63
Share-based payments (Note 18.2)		947		943		866